FINANCIAL STATEMENT DETAILS - Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid (received) during the year for:
Interest	$ 6,524	$ 10,042	$ 13,108
Income tax payments	5,974	4,797	4,035
Income tax refunds	$ (2,010)	$ (3,048)	$ (30,330)